Sales and other operating revenues	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Sales and other operating revenues	Sales and other operating revenues

			$ million
	2022	2021	2020
Crude oil	6,309	5,483	5,048
Oil products	149,854	101,418	63,564
Natural gas, LNG and NGLs	41,770	24,378	10,762
Non-oil products and other revenues from contracts with customers	7,896	6,082	9,779
Revenue from contracts with customers	205,829	137,361	89,153
Other operating revenues[a]	35,563	20,378	16,791
Total sales and other operating revenues	241,392	157,739	105,944
[a]Principally relates to commodity derivative transactions including sales of bp own production in trading books.
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An analysis of third-party sales and other operating revenues by segment and region is provided in Note 5.
The group’s sales to customers of crude oil and oil products were substantially all made by the customers & products segment. The group’s sales to customers of natural gas, LNG and NGLs were made by the gas & low carbon energy segment. A significant majority of the group’s sales of non-oil products and other revenues from contracts with customers were made by the customers & products segment.